Notes Payable Related Party	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Notes Payable Related Party
Notes Payable Related Party

3. Notes Payable Related Party

At various times in 2021, the Company entered into unsecured short term loan agreements with a related party for an aggregate principal balance of $49,000, each with a one-year maturity date, accruing interest at 5% and imputing an additional 1% interest. The full amount of the loans and interest was repaid in 2022.

NOTE 6 –NOTES PAYABLE RELATED PARTY

On June 15, 2021, the company entered into an unsecured short term loan agreement with a related party for an aggregate principal balance of $34,000, with a one-year maturity date, accruing interest at 5% and imputing an additional 1% interest. The full amount of the loan and interest was repaid in 2022.

On November 19, 2021, 2021, the company entered into an unsecured short term loan agreement with a related party for an aggregate principal balance of $5,000, with a one-year maturity date, accruing interest at 5% and imputing an additional 1% interest. The full amount of the loan and interest was repaid in 2022.

On December 13, 2021, the company entered into an unsecured short term loan agreement with a related party for an aggregate principal balance of $10,000, with a one-year maturity date, accruing interest at 5% and imputing an additional 1% interest. The full amount of the loan and interest was repaid in 2022.